Provisions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2017	Apr. 01, 2018	Mar. 31, 2018
Disclosure of other provisions [Line Items]
Trade and other payables	£ 5,827	£ 7,476	£ 5,781	£ 7,190
Contract loss provisions	£ 25			£ 38
Fine [Member]
Disclosure of other provisions [Line Items]
Trade and other payables		42
Specific Item [Member] | Regulatory [Member]
Disclosure of other provisions [Line Items]
Additional provisions		£ 300
Top of Range [Member] | Network Share Provision [Member]
Disclosure of other provisions [Line Items]
Number of years for which costs are expected to be incurred	20 years